UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2017

Item 1. Report to Stockholders.

“INTERESTING
TIMES CAN BE
THE BEST TIMES.”
– George Villere

VILLX & VLEQX

Semi-Annual Report	February 28, 2017

While national political changes bring market uncertainty and interesting times ahead, they don’t change our investment philosophy.  At Villere and Company, we look past the distractions of the 24/7 news cycle and day-to-day market volatility and provide our investors with portfolio strategies for meeting their long-term goals.
We hold fast to the time-tested methods of deep research and team approach that has been our tradition and hallmark for over a century. Find out more and see the latest national media coverage of the firm at: villere.com.

§

We dedicate this report to George G.  Villere, 1944–2016.
A wise teacher, trusted partner, beloved father, brother and uncle.

Villere Funds

Table of Contents

A Message to Our Shareholders	2

Sector Allocations	9

Expense Examples	11

Schedules of Investments	13

Statements of Assets and Liabilities	18

Statements of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	22

Notes to Financial Statements	24

Additional Information	38

Privacy Notice	Inside Back Cover

Villere Funds

March 8, 2017

To Our Fellow Shareholders:

As a reminder, we launched the Balanced Fund in 1999 to invest in both stocks and bonds.  In 2013, we decided to introduce the Equity Fund for investors that were not interested in bonds.  Generally speaking, the stocks held in the Villere Equity Fund will be similar (but not identical) to the equity portion of the Villere Balanced Fund.  Individual stock weightings will also differ between the two Funds.

Our dream equity investment is a U.S.-domiciled publicly traded company that dominates its niche, is run by a terrific management team, is growing earnings, has little or no debt, and is valued reasonably.  Given the recent surge in the market, the valuation criteria has proven to be a difficult one as equities continue to reach all-time highs.  As such, we’ve grown our cash position to ensure that we have the ability to purchase opportunities as they become available.

We seek to build portfolios of our twenty to twenty-five best stock ideas and to hold stocks until our thesis changes or we consider the share price to be unsustainably high.  We typically hold stocks for three to five years or more.  In addition to minimizing trading costs, this long holding period should create a lower tax burden for our taxable investors.  On the bond side, we tend to buy newly issued corporate debt and hold to maturity.

Villere Funds

Villere Balanced Fund Performance

Since the fiscal year ended on August 31, 2016, the Villere Balanced Fund (the “Balanced Fund”) posted a 6 month return of 4.01%.  As of February 28, 2017, the Balanced Fund had a one-year return of 21.81%, a five-year annualized return of 6.95%, a ten-year annualized return of 6.68%, and since inception annualized return of 7.88%.

					Since
Average Total Returns					Inception
for Period Ending 2/28/17	6 Mos.*	1 Year	5 Years	10 Years	9/30/99
Villere Balanced Fund	4.01%	21.81%	6.95%	6.68%	7.88%
Bloomberg Barclays
Capital Intermediate
Government/Credit
Bond Index	-1.21%	1.10%	1.80%	3.77%	4.63%
Lipper Balanced Fund Index	4.77%	14.81%	7.73%	5.34%	5.31%
S&P 500® Total Return Index	10.01%	24.98%	14.01%	7.62%	5.58%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Balanced Fund may be lower or higher than the performance quoted.  Current performance data to the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Villere Balanced Fund was 0.98%.  Please see the Fund’s financial highlights on page 22 of this report for the most recent annualized six-month expense ratio.

Villere Funds

Villere Equity Fund Performance

Similar to the Villere Balanced Fund, the Villere Equity Fund (the “Equity Fund”) also enjoyed strong returns, posting 3.71% for the six months ending February 28, 2017.  We are particularly proud to report the trailing one-year return of 22.94%.  The Equity Fund has returned 2.72% since inception (annualized), which is unfortunately behind both the S&P 500® Total Return Index and the Lipper Mid-Cap Growth Fund Index.  Still, we were pleased to see smaller companies outperform their larger brethren, and are optimistic that we will see a continued reversion to the mean.

			Since
Average Total Returns			Inception
for Period Ending 2/28/17	6 Mos.*	1 Year	5/31/13
Villere Equity Fund	3.71%	22.94%	2.72%
Lipper Mid-Cap Growth Fund Index	7.52%	23.69%	10.15%
S&P 500® Total Return Index	10.01%	24.98%	12.77%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Equity Fund may be lower or higher than the performance quoted.  Current performance data to the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Villere Equity Fund was 1.26%.  The Fund imposes a 2.00% redemption fee on shares held for less than 60 days.  Please see the Fund’s financial highlights on page 23 of this report for the most recent annualized six-month expense ratio.

Market Commentary

In our August 31, 2016 annual report commentary we discussed the surprising vote by the United Kingdom to exit the European Union in June and its impact on the stock market (at first negative, then positive).  As it turns out, this was a mere precursor to the U.S. presidential election.  When S&P 500® futures plunged as the election results began to signal that Donald Trump would be elected president, we were eager to take advantage of the market dislocation to buy newly-cheapened stocks.  It turns out we were not alone.  Equity markets almost immediately snapped back and have been on a strong run ever since the election.

It appears that the Federal Reserve will continue to slowly increase rates in an attempt to avoid inflation and give itself ammunition that it may need at a later date.  Still, the expectation of lower taxes and reduced regulation seems to give investors renewed confidence in the prospects for the stock market.

Villere Funds

We continue to view bond yields as unattractive at these levels, and hold close to our minimum allocation to fixed income.

Equity Discussion

Given the concentrated nature of our stock portfolios (typically 20-25 at a time) we were pleasantly surprised to have three of our holdings announce that they were being acquired during the past year.  The first was Epiq Systems, which was purchased by OMERS Private Equity and Harvest Partners.  Next up was Everbank, which is being acquired by TIAA.  The third was BE Aerospace, which is being bought by Rockwell Collins.  As of this date, only the Epiq buyout has been completed.  While we’re always a little sad to see one of our holdings disappear, we are gratified to see that others found compelling value where we saw it (and we’re always happy to earn a nice share price premium for our clients).

We recently added shares of Atlanta-based Acuity Brands.  Acuity is the North American market leader in LED lighting.  We believe the cost savings and increased functionality of LED lighting should help Acuity continue to grow its business as it sells lighting equipment to new construction projects and LED conversions.  We bought the stock after a weaker-than-expected quarter led to a drop in the share price.  With 95% of light fixtures still using non-LED technology, we believe that we are still early in the conversion cycle and look forward to future results from Acuity.

We also bought shares of Western Digital for the Equity Fund (and, subsequent to February 28, the Balanced Fund).  Western Digital is a leader in digital memory storage.  Put simply, data is being created at a massive rate.  Capacity at data centers (also known as “the cloud”) is expected to grow at an annual rate of 40% for the next several years.  We believe that Western Digital is well positioned to benefit from this trend with its broad portfolio of products.

The top contributor in both funds during the last six months was Financial Engines. As you may recall, Financial Engines is a technology-based advisor (or “roboadvisor”) focused on 401k programs of large employers.  In early 2016 Financial Engines completed the acquisition of The Mutual Fund Store, a transaction that broadened the company’s market opportunity and boosted earnings.  Further, since the bulk of their revenues are based on assets under management, the overall performance of the stock market had a favorable impact on the company’s results.

Villere Funds

Another strong performer in both funds was Skyworks.  Skyworks is a semiconductor company focused on allowing devices to manage wireless connections.  Your cellphone, for example, more than likely has a Skyworks microchip in it that enables you to seamlessly switch between WiFi and different cellular connections.  Shares have performed well as early rumors suggest that the next Apple iPhone will be a big seller.  Simply put, each iteration of the iPhone (Apple represents 40% of revenues) has more Skyworks technology, so if the new version of the phone sells as well as expected Skyworks should be very well positioned to grow.

The worst performing stock in both funds during the last six months was Gulfport Energy.  In addition to the overall lackluster environment for energy stocks, Gulfport suffered a self-inflicted wound.  In December, Gulfport agreed to purchase 46,400 drilling acres in Oklahoma for $1.85 billion.  The company then promptly issued large high yield and equity offerings, the latter at a significant discount to where the stock had been trading. Shortly thereafter, the company announced the (almost immediate) departure of chief financial officer Aaron Gaydosik.  In short, while the acquisition appears to make sense from a strategic perspective, the financial side of it was handled poorly and the shareholders suffered.

Fixed Income Discussion

As stated in the Balanced Fund prospectus, under normal market conditions the Balanced Fund will invest at least 25% of its assets in fixed-income securities.  At the end of February, the Fund held 25% of its assets in fixed income, including short-term investments.  The fixed income portfolio has a fairly short modified duration of 3.1 years, which suggests that it is less sensitive to shifts in interest rates as we look ahead to potential Federal Reserve moves or other events that may raise interest rates.

Conclusion

We will continue to invest your money the way we always have, and will conduct extensive due diligence to assemble a portfolio of companies with great management teams, strong earnings power, and enviable market positions.  We will continue to maintain concentrated portfolios of only our best ideas.  As a result, we expect that our Funds will likely be more volatile than our peers, but we believe that our investors will be compensated for this volatility.  Further, we believe that our focus on small and medium-sized businesses that are based in the U.S. will help to shield our investors from

Villere Funds

shifts in foreign markets.  On the bond side, we are cautiously positioned with a relatively low weighting to fixed income and a fairly conservative exposure to shifts in interest rates.

We appreciate both our shareholders as well as all of the advisors who have purchased the Funds for their clients and for their due diligence in identifying our Funds.

Thank you for your interest in the Villere Balanced Fund and the Villere Equity Fund.

St. Denis J. Villere	George V. Young

St. Denis J. Villere III	Lamar G. Villere, CFA

Footnotes:

The opinions expressed above are those of St. Denis J. Villere, George G. Villere, George V. Young, St. Denis J. Villere III, and Lamar G. Villere and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedules of Investments in the report for more complete information regarding fund holdings.  Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Funds nor any of its representatives may give legal or tax advice.

The Lipper Balanced Fund Index is an equally weighted performance index of the largest qualifying funds in the Lipper category.  The Lipper Mid Cap Growth Fund Index invest in at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s large-cap floor. These indices are unmanaged and returns include reinvested dividends.  The S&P 500® Total Return Index is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance.  The Bloomberg Barclays Capital Intermediate Government/Credit Bond Index measures the performance of the U.S. dollar-denominated U.S. Treasuries, government-related and investment-grade credit securities that have

Villere Funds

a remaining maturity of greater than or equal to 1 year or less than 10 years. The Russell 2000 Index is a market capitalization-weighted benchmark index made up of the 2,000 smallest U.S. companies in the Russell 3,000 Index.

Duration is a measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. It is expressed as a number of years.

It is not possible to invest directly in an index.

Earnings growth is not a measure of the Fund’s future performance.

Mutual fund investing involves risk; loss of principal is possible.  Investments in smaller and medium sized companies involve additional risks such as limited liquidity and greater volatility.  The Balanced Fund will invest in debt securities.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower rated and non-rated securities present a great risk of loss to principal and interest than higher rated securities.  The Equity Fund may invest in foreign securities.  Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.  These risks are magnified in emerging markets.  The Equity Fund’s ability to invest in initial public offerings (IPOs) involves a higher degree of risk than more seasoned companies.

Past performance is not indicative of future results.

While the Funds are no-load, advisory & other expenses still apply. Please refer to the Prospectus for more information.

Must be preceded or accompanied by a current Prospectus.

The Villere Funds are distributed by Quasar Distributors, LLC.

Villere Funds

SECTOR ALLOCATION at February 28, 2017 (Unaudited)

Balanced Fund

Sector Allocation	Percent of Net Assets

Finance & Insurance	24.5%
General Manufacturing	18.7%
Mining	10.8%
Professional, Scientific & Technical Services	7.8%
Computer & Electronic Products	7.5%
Money Market Funds*	7.1%
Real Estate, Rental & Leasing	5.5%
Information	5.3%
Food Manufacturing	3.9%
Health Care Equipment Manufacturing	3.8%
Furniture Manufacturing	3.8%
Wholesale Trade	3.3%
Transportation & Warehousing	2.7%
Utilities	2.0%
Liabilities in Excess of Other Assets	(6.7)%
Total	100.0%

*	Includes short-term investments and investments purchased with cash proceeds from securities lending.

Villere Funds

SECTOR ALLOCATION at February 28, 2017 (Unaudited)

Equity Fund

Sector Allocation	Percent of Net Assets

General Manufacturing	23.4%
Finance & Insurance	21.2%
Money Market Funds*	14.8%
Computers & Electronic Products	10.0%
Professional, Scientific & Technical Services	9.5%
Mining	7.0%
Transportation & Warehousing	5.2%
Real Estate, Rental & Leasing	4.3%
Health Care Equipment Manufacturing	3.9%
Furniture Manufacturing	3.8%
Liabilities in Excess of Other Assets	(3.1)%
Total	100.0%

*	Includes short-term investments and investments purchased with cash proceeds from securities lending.

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended February 28, 2017 (Unaudited)

As a shareholder of the Balanced Fund and Equity Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period  and held for the entire period (9/1/16 – 2/28/17).

Actual Expenses

The first line of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Equity Fund. In addition to the Funds’ expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Funds have shares. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables include information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended February 28, 2017 (Unaudited) (Continued)

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Balanced Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/16	Value 2/28/17	9/1/16 – 2/28/17*
Actual	$1,000.00	$1,040.10	$4.86

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.03	$4.81

*
Expenses are equal to the Balanced Fund’s annualized expense ratio for the most recent six-month period of 0.96% (reflecting fee recoupments in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Equity Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/16	Value 2/28/17	9/1/16 – 2/28/17**
Actual	$1,000.00	$1,037.10	$6.31

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.60	$6.26

**
Expenses are equal to the Equity Fund’s annualized expense ratio for the most recent six-month period of 1.25% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 74.9%

Computer & Electronic
Products: 5.5%
198,250	Skyworks
	Solutions, Inc.	$18,796,082

Credit Intermediation: 20.1%
134,750	Euronet
	Worldwide, Inc.*	11,154,605
641,250	Financial
	Engines, Inc.	28,407,375
903,704	Kearny Financial
	Corp.[3]	13,871,857
168,310	Visa, Inc. –
	Class A	14,801,181
		68,235,018

Electrical Equipment &
Appliance Manufacturing: 6.5%
868,856	TASER
	International,
	Inc.*[2]	22,303,534

Furniture Manufacturing: 3.5%
243,766	Leggett &
	Platt, Inc.	11,988,412

Health Care Equipment
Manufacturing: 3.8%
184,860	STERIS PLC	12,964,232

Machinery: 4.6%
1,022,600	3D Systems
	Corp.*[1]	15,543,520

Merchant Wholesalers &
Durable Goods: 7.2%
53,191	Acuity Brands,
	Inc.	11,239,258
418,900	LKQ Corp.*	13,228,862
		24,468,120

Oil & Gas Extraction: 5.9%
207,700	Apache Corp.	10,922,943
531,550	Gulfport
	Energy Corp.*	9,217,077
		20,140,020

Professional, Scientific &
Technical Services: 6.3%
293,546	2U, Inc.*	10,729,106
582,377	Luminex
	Corp.*[2,3]	10,820,565
		21,549,671

Rail Transportation: 2.3%
104,000	Genesee &
	Wyoming, Inc. –
	Class A*	7,710,560

Real Estate: 5.5%
159,666	The Howard
	Hughes Corp.*	18,580,332

Sporting & Recreation
Goods: 3.7%
110,297	Pool Corp.	12,652,169

TOTAL COMMON
STOCKS
(Cost $233,131,938)		254,931,670

Principal
Amount
CORPORATE BONDS: 24.7%

Air Transportation: 0.4%
	PHI, Inc.,
	5.250%,
$1,552,000	3/15/19	1,517,080

Commercial Finance: 0.1%
	John Deere
	Capital Corp.,
	2.250%,
500,000	4/17/19	505,898

Computer & Electronic
Products: 2.0%
	Dell Computer
	Corp.,
	7.100%,
3,000,000	4/15/28[1]	3,180,000
	Hewlett-
	Packard Co.,
	3.750%,
321,000	12/1/20	334,121

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2017 (Unaudited) (Continued)

Principal
Amount		Value
Computer & Electronic
Products: 2.0% (Continued)
	Texas Instruments,
	Inc.,
	1.000%,
$3,250,000	5/1/18	$3,237,627
		6,751,748

Credit Intermediation: 4.2%
	Discover Bank,
	2.000%,
9,605,000	2/21/18	9,637,052
	Royal Bank
	of Canada,
	1.500%,
2,000,000	1/16/18	2,000,622
	Whitney National
	Bank,
	5.875%,
2,650,000	4/1/17	2,656,696
		14,294,370

Food Manufacturing: 3.9%
	Campbell
	Soup Co.,
	2.500%,
6,045,000	8/2/22	5,955,153
	Flowers
	Foods, Inc.,
	4.375%,
6,225,000	4/1/22[1]	6,590,134
	Kraft Heinz
	Foods Co.,
	5.375%,
523,000	2/10/20	568,161
		13,113,448

Furniture Manufacturing: 0.3%
	Leggett &
	Platt, Inc.,
	3.400%,
970,000	8/15/22	977,783

Motion Picture &
Entertainment: 1.3%
	Viacom, Inc.,
	2.500%,
250,000	9/1/18	252,096
	3.250%,
4,395,000	3/15/23	4,317,165
		4,569,261

Oil & Gas: 3.2%
	Phillips 66,
	4.300%,
10,000,000	4/1/22	10,736,260

Oil & Gas Extraction: 1.7%
	Sanchez
	Energy Corp.,
	6.125%,
6,000,000	1/15/23[1]	5,790,000

Professional, Scientific &
Technical Services: 1.5%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	5,095,295

Publishing Industries: 3.0%
	Symantec Corp.,
	4.200%,
10,000,000	9/15/20	10,346,880

Securities & Financial
Services: 0.1%
	Merrill Lynch
	& Co., Inc.,
	6.875%,
250,000	11/15/18	270,994

Telecommunications: 1.0%
	Vodafone
	Group PLC,
	4.625%,
2,150,000	7/15/18	2,226,852
	4.375%,
1,000,000	3/16/21	1,068,418
		3,295,270

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2017 (Unaudited) (Continued)

Principal
Amount		Value
Utilities: 2.0%
	Southern Co.,
	2.450%,
$6,600,000	9/1/18	$6,663,578

TOTAL CORPORATE
BONDS
(Cost $82,593,292)		83,927,865

Shares
SHORT-TERM
INVESTMENTS: 0.2%

Money Market Funds: 0.2%
594,069	Invesco
	Short-Term
	Government &
	Agency
	Portfolio –
	Institutional
	Class, 0.470%[4]	594,069

TOTAL SHORT-TERM
INVESTMENTS
(Cost $594,069)		594,069

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 6.9%

Money Market Funds: 6.9%
23,487,663	First American
	Government
	Obligations
	Fund – Class Z,
	0.450%[4]	23,487,663
TOTAL INVESTMENTS
PURCHASED WITH
CASH PROCEEDS
FROM SECURITIES
LENDING
(Cost $23,487,663)		23,487,663
TOTAL INVESTMENTS
IN SECURITIES: 106.7%
(Cost $339,806,962)		362,941,267
Liabilities in Excess of
Other Assets: (6.7)%		(22,897,049)
TOTAL NET
ASSETS: 100.0%		$340,044,218

*	Non-income producing security
[1]
This security or a portion of this security was out on loan as of February 28, 2017. Total loaned securities had a value of $21,174,295 or 6.2% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. See Note 4.

[2]	Affiliated company as defined by the Investment Company Act of 1940. See Note 7.
[3]	A portion of this security is illiquid. As of February 28, 2017, the value of illiquid securities was $33,124,099 or 9.7% of net assets. See Note 2H.
[4]	Seven-day yield as of February 28, 2017.

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at February 28, 2017 (Unaudited)

Shares		Value
COMMON STOCKS: 88.3%

Computer & Electronic
Products: 10.0%
23,200	Skyworks
	Solutions, Inc.	$2,199,592
21,850	Western Digital
	Corp.	1,679,828
		3,879,420

Credit Intermediation: 21.2%
21,700	Euronet
	Worldwide, Inc.*	1,796,326
57,050	Financial Engines,
	Inc.	2,527,315
25,900	First Hawaiian,
	Inc.	820,512
94,900	Kearny Financial
	Corp.[3]	1,456,715
18,580	Visa, Inc. –
	Class A	1,633,925
		8,234,793

Electrical Equipment &
Appliance Manufacturing: 5.7%
85,500	TASER
	International,
	Inc.*[2]	2,194,785

Furniture Manufacturing: 3.8%
29,700	Leggett &
	Platt, Inc.	1,460,646

Health Care Equipment
Manufacturing: 3.9%
21,850	STERIS PLC	1,532,341

Machinery: 4.5%
116,016	3D Systems
	Corp.*[1]	1,763,443

Merchant Wholesalers &
Durable Goods: 8.6%
7,730	Acuity
	Brands, Inc.	1,633,349
54,100	LKQ Corp.*	1,708,478
		3,341,827

Oil & Gas Extraction: 7.0%
27,050	Apache Corp.	1,422,559
73,500	Gulfport Energy
	Corp.*	1,274,490
		2,697,049

Professional, Scientific &
Technical Services: 9.5%
50,000	2U, Inc.*	1,827,500
100,500	Luminex
	Corp.*[2,3]	1,867,290
		3,694,790

Rail Transportation: 5.2%
27,000	Genesee &
	Wyoming, Inc. –
	Class A*	2,001,780

Real Estate: 4.3%
14,230	The Howard
	Hughes Corp.*	1,655,945

Sporting & Recreation
Goods: 4.6%
15,550	Pool Corp.	1,783,741

TOTAL COMMON
STOCKS
(Cost $31,144,210)		34,240,560

SHORT-TERM
INVESTMENTS: 11.7%

Money Market Funds: 11.7%
4,558,458	Invesco
	Short-Term
	Investments
	Government &
	Agency
	Portfolio –
	Institutional
	Class, 0.470%[4]	4,558,458

TOTAL SHORT-TERM
INVESTMENTS
(Cost $4,558,458)		4,558,458

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at February 28, 2017 (Unaudited) (Continued)

Shares		Value
INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 3.1%

Money Market Funds: 3.1%
1,189,808	First American
	Government
	Obligations
	Fund – Class Z,
	0.450%[4]	$1,189,808
TOTAL INVESTMENTS
PURCHASED WITH CASH
PROCEEDS FROM
SECURITIES LENDING
(Cost $1,189,808)		1,189,808
TOTAL INVESTMENTS
IN SECURITIES: 103.1%
(Cost $36,892,476)		39,988,826
Liabilities in Excess of
Other Assets: (3.1)%		(1,212,846)
TOTAL NET
ASSETS: 100.0%		$38,775,980

*	Non-income producing security
[1]
This security or a portion of this security was out on loan as of February 28, 2017. Total loaned securities had a value of $1,033,433 or 2.7% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. See Note 4.

[2]	Affiliated company as defined by the Investment Company Act of 1940. See Note 7.
[3]	A portion of this security is illiquid. As of February 28, 2017, the value of illiquid securities was $4,062,075 or 10.5% of net assets. See Note 2H.
[4]	Seven-day yield as of February 28, 2017.

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF ASSETS AND LIABILITIES at February 28, 2017 (Unaudited)

	Villere		Villere
	Balanced Fund		Equity Fund
ASSETS:
Investments in unaffiliated securities, at value
(Cost $310,329,406 and $33,068,006, respectively)	$329,817,168	*	$35,926,751 *
Investments in affiliated securities, at value
(Cost $29,477,556 and $3,824,470, respectively)	33,124,099		4,062,075
Total investments, at value
(Cost $339,806,962 and $36,892,476, respectively)	362,941,267		39,988,826
Receivables:
Fund shares sold	13,736		12,000
Dividends and interest	1,086,235		19,423
Securities lending income, net	12,798		1,197
Prepaid expenses	15,043		8,191
Total assets	364,069,079		40,029,637

LIABILITIES:
Payables:
Collateral received for securities lending	23,487,663		1,189,808
Fund shares redeemed	52,124		515
Investment advisory fees, net	203,187		23,004
Administration fees	98,318		7,629
Audit	11,698		11,467
Trustee fees	3,706		905
Fund accounting fees	8,951		7,045
Transfer agent fees	127,423		5,797
Custody fees	7,012		972
Chief Compliance Officer fees	2,213		2,214
Other accrued expenses	22,566		4,301
Total liabilities	24,024,861		1,253,657
NET ASSETS	$340,044,218		$38,775,980

COMPONENTS OF NET ASSETS
Paid-in capital	$331,825,954		$38,405,850
Undistributed (accumulated) net investment income (loss)	204,011		(97,796)
Accumulated net realized loss on investments	(15,120,053)		(2,628,424)
Net unrealized appreciation on investments	23,134,306		3,096,350
Net assets	$340,044,218		$38,775,980
* Includes loaned securities with a market value of	$21,174,295		$1,033,433

Net Assets	$340,044,218		$38,775,980
Shares (unlimited number of shares
authorized without par value)	15,957,600		3,637,462
Net assets value, offering, and redemption price per share	$21.31		$10.66

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2017 (Unaudited)

	Villere	Villere
	Balanced Fund	Equity Fund
INVESTMENT INCOME
Interest from unaffiliated investments	$1,574,254	$10,758
Dividends from unaffiliated investments	771,193	106,414
Dividends from affiliated investments	51,513	4,745
Income from securities lending, net	130,869	12,361
Total investment income	2,527,829	134,278

EXPENSES
Investment advisory fees	1,365,970	139,244
Transfer agent fees	138,838	13,192
Administration fees	126,057	15,298
Miscellaneous expense	17,971	3,365
Fund accounting fees	17,456	16,535
Registration fees	16,094	12,285
Reports to shareholders	13,441	2,410
Audit fees	11,699	11,467
Trustee fees	7,985	5,914
Custody fees	7,351	2,613
Chief Compliance Officer fees	4,463	4,463
Legal fees	4,007	4,887
Insurance expense	1,562	975
Total expenses	1,732,894	232,648
Less: fees waived	—	(574)
Plus: prior years fees recouped	15,453	—
Net expenses	1,748,347	232,074
Net investment income (loss)	779,482	(97,796)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on unaffiliated investments	(6,426,495)	(410,912)
Net realized gain on affiliated investments	6,935,964	303,075
Change in net unrealized appreciation/depreciation
on investments	12,577,389	1,583,937
Net realized and unrealized gain on investments	13,086,858	1,476,100
Net increase in net assets
resulting from operations	$13,866,340	$1,378,304

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$779,482	$4,564,007
Net realized loss on unaffiliated investments	(6,426,495)	(2,091,796)
Net realized gain (loss) on affiliated investments	6,935,964	(7,745,829)
Change in net unrealized appreciation/depreciation
on investments	12,577,389	(3,783,508)
Net increase (decrease) in net assets
resulting from operations	13,866,340	(9,057,126)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,170,757)	(5,123,139)
From net realized gains	—	(65,241,304)
Total distributions to shareholders	(3,170,757)	(70,364,443)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change
in outstanding shares (a)	(66,071,725)	(195,325,589)
Total decrease in net assets	(55,376,142)	(274,747,158)

NET ASSETS
Beginning of period/year	$395,420,360	$670,167,518
End of period/year	$340,044,218	$395,420,360
Undistributed net investment income	$204,011	$2,595,286

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2017		Year Ended
	(Unaudited)		August 31, 2016
	Shares	Value	Shares	Value
Shares sold	374,667	$7,777,524	1,855,427	$37,830,614
Shares issued in
reinvestment of
distributions	147,936	3,063,756	3,515,030	66,117,704
Shares redeemed	(3,699,364)	(76,913,005)	(15,219,541)	(299,273,907)
Net decrease	(3,176,761)	$(66,071,725)	(9,849,084)	$(195,325,589)

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(97,796)	$51,872
Net realized loss on unaffiliated investments	(410,912)	(33,132)
Net realized gain (loss) on affiliated investments	303,075	(1,716,522)
Change in net unrealized appreciation /depreciation
on investments	1,583,937	1,790,458
Net increase in net assets
resulting from operations	1,378,304	92,676

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(40,823)	—
From net realized gains	—	(582,566)
Total distributions to shareholders	(40,823)	(582,566)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares (a)	185,756	(431,078)
Total increase (decrease) in net assets	1,523,237	(920,968)

NET ASSETS
Beginning of period/year	$37,252,743	$38,173,711
End of period/year	$38,775,980	$37,252,743
Undistributed (accumulated) net
investment income (loss)	$(97,796)	$40,823

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2017		Year Ended
	(Unaudited)		August 31, 2016
	Shares	Value	Shares	Value
Shares sold	226,218	$2,351,999	352,275	$3,370,016
Shares issued in
reinvestment of
distributions	3,843	40,043	61,543	572,351
Shares redeemed (b)	(213,324)	(2,206,286)	(462,317)	(4,373,445)
Net increase (decrease)	16,737	$185,756	(48,499)	$(431,078)

(b)	Net of redemption fees of $17 and $888, respectively.

The accompanying notes are an integral part of these financial statements.

Villere Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 28,
	2017		Year Ended August 31,
	(Unaudited)		2016	2015	2014	2013	2012
Net asset value,
beginning of period/year	$20.67		$23.12	$26.67	$23.75	$20.42	$17.79

INCOME FROM INVESTMENT OPERATIONS:
Net investment income#	0.04		0.19	0.23	0.25	0.11	0.08
Net realized and unrealized
gain (loss) on investments	0.78		0.11	(2.40)	3.16	3.69	3.07
Total from
investment operations	0.82		0.30	(2.17)	3.41	3.80	3.15

LESS DISTRIBUTIONS:
From net
investment income	(0.18)		(0.20)	(0.30)	(0.10)	(0.13)	(0.13)
From net realized gain	—		(2.55)	(1.08)	(0.39)	(0.34)	(0.39)
Total distributions	(0.18)		(2.75)	(1.38)	(0.49)	(0.47)	(0.52)
Net asset value,
end of period/year	$21.31		$20.67	$23.12	$26.67	$23.75	$20.42

Total return	4.01	%^	2.50%	(8.19)%	14.51%	18.96%	18.25%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$340.0		$395.4	$670.2	$1,209.2	$820.3	$217.9

Portfolio turnover rate	13	%^	14%	15%	25%	17%	17%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/
recouped and expenses
absorbed/recouped	0.95	%+	0.97%	0.88%	0.86%	0.90%	1.00%
After fees waived/
recouped and expenses
absorbed/recouped	0.96	%+	0.97%	0.88%	0.86%	0.90%	1.00%

RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived/
recouped and expenses
absorbed/recouped	0.44	%+	0.93%	0.70%	1.02%	0.58%	0.68%
After fees waived/
recouped and expenses
absorbed/recouped	0.43	%+	0.93%	0.70%	1.02%	0.58%	0.68%

#	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Villere Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended						Period
	February 28,		Year Ended				Ended
	2017		August 31,				August 31,
	(Unaudited)		2016	2015	2014		2013	*
Net asset value,
beginning of period/year	$10.29		$10.40	$11.85	$10.29		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)#	(0.03)		0.01	(0.03)	(0.00	)(1)	(0.01)
Net realized and unrealized
gain (loss) on investments	0.41		0.04	(1.23)	1.56		0.30
Total from investment operations	0.38		0.05	(1.26)	1.56		0.29
Paid-in capital from
redemption fees	0.00	(2)	0.00 (2)	0.00 (2)	0.00	(2)	—

LESS DISTRIBUTIONS:
From net
investment income	(0.01)		—	—	—		—
From net realized gain	—		(0.16)	(0.19)	—		—
Total distributions	(0.01)		(0.16)	(0.19)	—		—
Net asset value,
end of period/year	$10.66		$10.29	$10.40	$11.85		$10.29

Total return	3.71	%^	0.68%	(10.62)%	15.16%		2.90%^

SUPPLEMENTAL DATA:
Net assets, end of
year/period (millions)	$38.8		$37.3	$38.2	$46.2		$23.8

Portfolio turnover rate	21	%^	32%	32%	13%		0%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped and
expenses absorbed/recouped	1.25	%+	1.24%	1.10%	1.20%		2.40	%+
After fees waived/recouped
and expenses absorbed/recouped	1.25	%+	1.24%	1.16%	1.25%		1.25	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived/recouped and
expenses absorbed/recouped	(0.53	)%+	0.15%	(0.15)%	(0.02)%		(1.69	)%+
After fees waived/recouped and
expenses absorbed/recouped	(0.53	)%+	0.15%	(0.21)%	(0.07)%		(0.54	)%+

*	The fund commenced operations on May 31, 2013.
#	Calculated using the average shares outstanding method.
(1)	Does not round to $(0.01).
(2)	Does not round to $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Villere Balanced Fund (the “Balanced Fund”) and the Villere Equity Fund (the “Equity Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The Balanced Fund commenced operations on September 30, 1999. The Equity Fund commenced operations on May 31, 2013.

The investment objective of the Balanced Fund is to seek long-term capital growth consistent with preservation of capital and balanced by current income. The Balanced Fund seeks to achieve its objective by investing in a combination of equity securities and high quality fixed income obligations.

The Equity Fund seeks to achieve long term growth. The Equity Fund seeks to achieve its objective by investing in equity securities.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on  U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited) (Continued)

Debt securities are valued by using the evaluated mean of the bid and asked prices provided by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Trust’s Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2017. See the Schedules of Investments for industry breakouts.

Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$254,931,670	$—	$—	$254,931,670
Corporate Bonds	—	83,927,865	—	83,927,865
Short-Term
Investments	594,069	—	—	594,069
Investments
Purchased with Cash
Proceeds from
Securities Lending	23,487,663	—	—	23,487,663
Total Investments
in Securities	$279,013,402	$83,927,865	$—	$362,941,267

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited) (Continued)

Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$34,240,560	$—	$—	$34,240,560
Short-Term
Investments	4,558,458	—	—	4,558,458
Investments
Purchased with Cash
Proceeds from
Securities Lending	1,189,808	—	—	1,189,808
Total Investments
in Securities	$39,988,826	$—	$—	$39,988,826

It is the Funds’ policy to recognize transfers between levels at the end of each Fund’s reporting period.

There were no transfers made into or out of Level 1, 2, or 3 for the six months ended February 28, 2017.

B.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

As of February 28, 2017, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of February 28, 2017, the

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited) (Continued)

Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Equity Fund charges a 2.00% redemption fee on shares held less than 60 calendar days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Equity Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited) (Continued)

G.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Illiquid Securities. A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

I.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ Financial Statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

St. Denis J. Villere & Company, LLC (the “Adviser”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”) for each Fund. Under each Agreement, the Adviser furnishes all investment advice, office space, facilities and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% for the Balanced Fund and Equity Fund based upon the average daily net assets of each Fund. For the six months ended February 28, 2017, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the annual ratio of expenses to 0.99% and 1.25% of each Fund’s average daily net assets for the Balanced Fund and Equity Fund, respectively. The contract’s term is indefinite and may be terminated only by the Board of Trustees. Upon Board approval, the Adviser is permitted to seek reimbursement from the Funds, subject to

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited) (Continued)

limitations, for fees waived and/or Fund expenses prior to the end of the three fiscal years after payment. At February 28, 2017, the remaining cumulative unreimbursed amount waived by the Adviser on behalf of the Equity Fund that may be reimbursed was $574. The Adviser may recapture a portion of the above amount no later than August 31, 2020. For the six months ended February 28, 2017, the Adviser recouped $15,453 in fees for the Balanced Fund. As of February 28, 2017, the Adviser has recouped all eligible fees previously waived. Each Fund must pay current ordinary operating expenses before the Adviser is entitled to any reimbursement. The amount of fees and expenses waived and reimbursed by the Advisor during the six months ended February 28, 2017 are disclosed in the Statements of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, USBFS maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS. Fees paid by the Funds to USBFS for these services for the six months ended February 28, 2017, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank NA (the “Custodian”) serves as the Funds’ custodian. Both the Distributor and Custodian are affiliates of USBFS.

The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board of Trustees. For the six months ended February 28, 2017, the Sub-Transfer Agent Fees and Transfer Agent Fees were as follows:

	Transfer Agent Fees	Sub-Transfer
	paid to USBFS	Agent Fees
Balanced Fund	$24,261	$114,577
Equity Fund	$10,865	$2,327

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank NA.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited) (Continued)

The securities lending agreement (the “Agreement”) requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors, including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of February 28, 2017, the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs  associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of February 28, 2017, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of	Payable on
	Securities on Loan	Collateral Received
Balanced Fund	$21,174,295	$23,487,663
Equity Fund	$1,033,433	$1,189,808

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited) (Continued)

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.  The following is a summary of the transactions subject to the Agreement as of February 28, 2017:

			Gross	Net	Gross Amounts Not
			Amounts	Amounts	Offset in the Statements
			Offset	Presented	of Assets & Liabilities
			in the	in the
			Statements	Statements		Cash
		Gross	of Assets &	of Assets &	Financial	Collateral	Net
		Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Balanced	Collateral
Fund	received for
securities
	loaned	$23,487,663	$—	$23,487,663	$23,487,663	$—	$—
Equity	Collateral
Fund	received for
securities
	loaned	$1,189,808	$—	$1,189,808	$1,189,808	$—	$—

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Prime Obligations Fund – Class Z (a money market fund subject to Rule 2a-7 under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of February 28, 2017. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited) (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2017, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments were as follows:

	Purchases	Sales
Balanced Fund	$46,694,902	$86,891,435
Equity Fund	$8,051,823	$7,204,601

For the six months ended February 28, 2017, there were no purchases or sales of U.S. Government obligations in the Funds.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended February 28, 2017 (estimated) and the year ended August 31, 2016 for the Funds were as follows:

Balanced Fund
	February 28, 2017	August 31, 2016
Distributions paid from:
Ordinary income	$3,170,757	$5,123,263
Long-term capital gain	—	65,241,180
	$3,170,757	$70,364,443
Equity Fund
	February 28, 2017	August 31, 2016
Distributions paid from:
Ordinary income	$40,823	$17
Long-term capital gain	—	582,549
	$40,823	$582,566

Distribution classification may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited) (Continued)

As of August 31, 2016, the components of accumulated earnings/(losses) on a tax basis were as follows:

Balanced Fund
Cost of investments	$409,322,191
Gross tax unrealized appreciation	51,672,897
Gross tax unrealized depreciation	(41,115,962)
Net tax unrealized appreciation	10,556,917
Undistributed ordinary income	3,273,135
Undistributed long-term capital gain	—
Total distributable earnings	3,273,135
Other accumulated losses	(16,307,371)
Total accumulated losses	$(2,477,319)

Equity Fund
Cost of investments	$39,512,903
Gross tax unrealized appreciation	5,454,499
Gross tax unrealized depreciation	(3,942,086)
Net tax unrealized appreciation	1,512,413
Undistributed ordinary income	40,823
Undistributed long-term capital gain	—
Total distributable earnings	40,823
Other accumulated losses	(2,520,587)
Total accumulated losses	$(967,351)

Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At August 31, 2016, the Funds deferred, on a tax basis, qualified late year losses, consisting of the following:

	Post-October	Ordinary Late
	Losses	Year Losses
Balanced Fund	$16,307,371	$—
Equity Fund	$2,520,587	$—

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited) (Continued)

NOTE 7 – INVESTMENTS IN AFFILIATES

Affiliated companies, as defined in Section 2(a)(3) of the 1940 Act, are companies 5% or more of whose outstanding voting shares are held by the Fund and the Adviser. For the six months ended February 28, 2017, the Funds had the following transactions with affiliated companies:

Balanced Fund

As of February 28, 2017, the value of all securities of affiliated companies held in the Balanced Fund amount to $33,124,099, representing 9.7% of net assets.

	Share			Share
	Balance			Balance
	at		Sales/	at	Realized		Value at
	August 31,		Dispo-	February 28,	Gain	Dividend	February 28,	Acquisition
	2016	Purchases	sitions	2017	(Loss)	Income	2017	Cost
Luminex
Corp.	582,377	—	—	582,377	$—	$—	$10,820,565	$10,717,619
Taser
Inter-
national	1,065,731	—	196,875	868,856	868,323	—	22,303,534	18,759,937
Total							$33,124,099	$29,477,556

3D
Systems
Corp.*	1,022,600	—	—	1,022,600	—	—	15,543,520	31,666,753
EPIQ
Systems,
Inc.*	1,264,179	—	1,264,179	—	4,571,765	—	—	—
Kearny
Finan-
cials,
Inc.*	1,220,100	—	316,396	903,704	1,495,876	51,513	13,871,857	9,659,873
Total					$6,935,964	$51,513

*	This security was considered an affiliate during the period but is no longer an affiliate at February 28, 2017.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited) (Continued)

Equity Fund

As of February 28, 2017, the value of all securities of affiliated companies held in the Equity Fund amount to $4,062,075, representing 10.5% of net assets.

	Share			Share
	Balance			Balance
	at		Sales/	at	Realized		Value at
	August 31,		Dispo-	February 28,	Gain	Dividend	February 28,	Acquisition
	2016	Purchases	sitions	2017	(Loss)	Income	2017	Cost
Luminex
Corp.	100,500	—	—	100,500	$—	$—	$1,867,290	$1,933,318
Taser
Inter-
national	85,500	—	—	85,500	—	—	2,194,785	1,891,152
Total							$4,062,095	$3,824,470

3D
Systems
Corp.*	116,016	—	—	116,016	—	—	1,763,443	3,530,607
EPIQ
Systems,
Inc.*	87,000	—	87,000	—	303,075	—	—	—
Kearny
Financials,
Inc.*	94,900	—	—	94,900	—	4,745	1,456,715	1,014,405
Total					$303,075	$4,745

*	This security was considered an affiliate during the period but is no longer an affiliate at February 28, 2017.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2017 (Unaudited) (Continued)

NOTE 8 – CREDIT FACILITY

U.S. Bank NA has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Loan activity for the six months ended February 28,2017, was as follows:

	Balanced Fund	Equity Fund
Maximum Available Credit	$45,000,000	$2,500,000
Largest Amount
Outstanding on an
Individual Day	—	—
Average Daily Loan
Outstanding	—	—
Interest Expense	—	—
Loan Outstanding as of
February 28, 2017	—	—
Average Interest Rate	—	—

Villere Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 209-1129 or by accessing the Funds’ web site at www.villere.com.  Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 209-1129.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. Each Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (866) 209-1129.  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov. Each Fund’s N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those address shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 209-1129 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 209-1129. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.villere.com.

 (This Page Intentionally Left Blank.)

Villere Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
St. Denis J. Villere & Company, LLC
601 Poydras Street, Suite 1808
New Orleans, LA 70130-6308

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Custodian
U.S. Bank NA
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(866) 209-1129

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

Villere Balanced Fund
Symbol – VILLX
CUSIP – 742935539

Villere Equity Fund
Symbol – VLEQX
CUSIP – 74316J391

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    May 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    May 2, 2017

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    May 2, 2017

* Print the name and title of each signing officer under his or her signature.